Operating Risk	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Operating Risk

30.Operating Risk

Concentrations of Credit Risk and Major Customers — A substantial percentage of the Group’s net revenue comes from sales made to a small number of customers to whom sales are typically made on an open account basis. Details of customers accounting for 10% or more of total net revenue for the years ended December 31, 2015, 2014 and 2013 are as follows:

	2015		2014		2013
		% of Total		% of Total		% of Total
Customer	Revenue	Revenue	Revenue	Revenue	Revenue	Revenue
Blackrock Income UK Holding Limited	26,202	14%	—	—	—	—
RI Income UK Holding Limited	24,142	13%	—	—	—	—
Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd.	21,635	11%	—	—	—	—
Shotoco Energy, LLC	21,281	11%	—	—	—	—
Zhongwei Hanky Wiye Solar Co., Ltd.	8,387	4%	27,871	30%	—	—
Alxa League Zhiwei Photovoltaic Power Generation Co., Ltd.	5,085	3%	23,939	26%	—	—
Realforce	—	—	23,585	26%	—	—
KDC Solar Credit LS, LLC	—	—	11,886	13%	22,829	54%
Thermi Venture S.A.	—	—	—	—	13,854	32%
	$106,732	56%	$87,281	95%	$36,683	86%

Details of customers accounting for 10% or more of total accounts receivable, notes receivable, costs and estimated earnings in excess of billings on uncompleted contracts and finance lease receivable at December 31, 2015 and 2014, respectively are:

	2015		2014
Customer		% of Total		% of Total
Zhongwei Hanky Wiye Solar Co., Ltd.	37,050	19%	28,751	27%
Alxa League Zhiwei Photovoltaic Power Generation Co., Ltd.	30,481	16%	27,008	25%
Realforce	23,628	12%	24,776	23%
Inner Mongolia Zhaojing Photovoltaic Power Generation Co., Ltd.	21,228	11%	—	—

	112,387	58%	80,535	75%

Pursuant to the contracts entered with the above customers except for Realforce, 3%-10% of the contract amount is payable after signing the contract, 80%-90% of the contract amount is payable in 90 days after the connection to the grid and customers’ acceptances of the project completion with the remaining 5%-10% of the contract amount payable one year after connection to the grid. For the payment term of Realforce, 10% of the contract amount is payable within 7 days after signing the contract, 30% of the contract amount is payable within 15 days after the major equipment transported to construction site and completion of quality inspection, 30% of the contract amount is payable within 15 days after the major equipment installed, 20% of the contract amount is payable in 10 days after the connection to the grid and customers’ acceptances of the project completion with the remaining 10% of the contract amount payable one year after connection to the grid. In February 2016, the Group and Realforce entered into sales and leaseback arrangement to settle the above outstanding receivable as at December 31, 2015.Please refer to the Note 7-Accounts Receivable for the details of the receivable due from Realforce and the subsequent sales and leaseback arrangement.